INITIAL PUBLIC OFFERING	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Genesis Unicorn Capital Corp [Member]
Restructuring Cost and Reserve [Line Items]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

The registration statement for the Company’s Initial Public Offering was declared effective on February 14, 2022. On February 17, 2022, the Company consummated the Initial Public Offering of 8,625,000 Units, including 1,125,000 Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $86,250,000. Each Unit consists of one share of Class A common stock, and one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7).

NOTE 3. INITIAL PUBLIC OFFERING

The registration statement for the Company’s Initial Public Offering was declared effective on February 14, 2022. On February 17, 2022, the Company consummated the Initial Public Offering of 8,625,000 Units, including 1,125,000 Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $86,250,000. Each Unit consists of one share of Class A common stock, and one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7).